Note 1 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30, 2015	December 31, 2014

Finished goods	$46,208	$88,362
Raw materials	182,994	237,556
Work-In-Process	7,688	41,449
Total	$236,890	$367,367

	December 31,	December 31,
	2014	2013

Finished goods	$88,362	$56,818
Raw materials	237,556	18,603
Work-In-Process	41,449	46,754
Total	$367,367	$122,175

Property, Plant and Equipment, Useful Life [Table Text Block]
	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing tooling	3	-	7
Demo Equipment		3

Years
Computers and office equipment	3 - 7
Leasehold improvements	5
Manufacturing Tooling	3 - 7
Demo Equipment	3

Property, Plant and Equipment [Table Text Block]
	September 30, 2015	December 31, 2014
Computers and office equipment	$121,901	$123,708
Leasehold improvements	23,874	23,874
Manufacturing tooling	97,288	97,288
Demo Equipment	8,962	30,576
Total	252,025	275,446
Less: Accumulated depreciation	125,455	78,967
Total Fixed Assets, Net	$126,570	$196,479

	December 31, 2014	December 31, 2013
Computers and office equipment	$123,708	$61,505
Leasehold Improvements	23,874	23,614
Manufacturing Tooling	97,288	89,900
Demo Equipment	30,576
Total	275,446	175,019
Less: Accumulated Depreciation	78,967	16,909
Total Fixed Assets, Net	$196,479	$158,110